Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	May 31, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Fair Value Hierarchy of the Group’s Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and there is no such financial liabilities measured at fair value on a recurring basis as of December 31, 2024.

	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Warrant liabilities	—	—	306,000	306,000
Total	$—	$—	$306,000	$306,000

Schedule of Estimated Useful Lives

Depreciation of property and equipment is provided using the straight-line method over their estimated useful lives:

Computer equipment	3 years
Furniture, fixture, and office and medical equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Laboratory equipment	5 years
Motor vehicle	5 years

DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Contract Assets and Deferred Revenues

Contract assets and deferred revenues related to contracts with customers consist of the following as of November 30, 2025 and May 31, 2025:

	Contract assets			Contract liabilities Deferred revenue
	Contract costs	Unbilled revenue	Total
May 31, 2024	$—	$—	$—	$—
Net change due to billings	—	—	—	43,982
Revenue recognized	—	—	—	—
May 31, 2025	—	—	—	43,982
Net change due to billings	—	86,373	86,373	—
Revenue recognized	—	86,373	86,373	43,982
November 30, 2025	$—	$—	$—	$—

Contract assets and deferred revenues related to contracts with customers consist of the following as of May 31, 2025 and May 31, 2024:

	Contract assets		Contract liability
	Contract costs	Unbilled revenue	Total	Deferred revenue
May 31, 2023	$—	$—	$—	$—
Net change due to billings	—	—	—	—
Revenue recognized	—	—	—	—
May 31, 2024	—	—	—	—
Net change due to billings	—	—	—	43,982
Revenue recognized	—	—	—	—
May 31, 2025	$—	$—	$—	$43,982